PROPERTY, PLANT AND EQUIPMENT - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Contractual purchase obligation			$ 35,102,660	$ 0
Rolling stock
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment acquired through instalment-type contract	$ 0	$ 61,106